Equipment (Tables)	12 Months Ended
Jan. 31, 2024
Equipment
Schedule of Equipment
Cost	Equipment $

Balance, January 31, 2024, 2023, 2022 and 2021	44,553
Accumulated Depreciation	Equipment $

Balance, January 31, 2021	7,682
Depreciation	18,436

Balance, January 31, 2022	26,118
Depreciation	18,435

Balance, January 31, 2024 and 2023	44,553
Net book value, January 31, 2024	–
Net book value, January 31, 2023	–
Net book value, January 31, 2022	18,435